UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:          Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (127.2%)
Aerospace & Defense (1.4%)
$425	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$434,563
725	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	721,375
350	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	361,375
1,125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	1,071,562
225	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	230,625
475	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	479,750
					3,299,250
Agriculture (0.6%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	1,414,438
Auto Loans (5.5%)
2,900	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	2,770,063
2,075	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	2,074,517
325	Ford Motor Credit Co., Senior Notes§	(B, B1)	08/10/11	9.875	348,291
2,125	Ford Motor Credit Co., Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	2,089,969
2,625	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	2,599,411
2,250	General Motors Acceptance Corp., Global Notes§	(BB+, Ba1)	12/01/14	6.750	2,286,317
1,125	GMAC LLC, Senior Unsubordinated Notes§	(BB+, Ba1)	12/15/11	6.000	1,109,607
					13,278,175
Automobile Parts & Equipment (4.6%)
575	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25)§	(B-, B3)	02/01/15	8.500	563,500
1,025	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B1)	12/01/11	9.000	1,063,437
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	1,164,000
1,900	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	2,056,750
75	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes‡#	(B-, B2)	12/01/09	9.140	75,938
1,075	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	1,220,125
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+, Caa1)	11/01/13	9.750	496,250
1,200	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	1,248,000
800	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)§	(B, B3)	11/15/14	8.625	834,000
1,275	Titan International, Inc., Rule 144A, Senior Notes‡	(B, B3)	01/15/12	8.000	1,287,750
950	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	954,750
					10,964,500
Automotive (2.6%)
1,645	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	1,342,731
2,715	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	2,569,069
2,400	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	2,334,000
					6,245,800
Beverages (0.3%)
600	Constellation Brands, Inc., Company Guaranteed Notes§	(BB, Ba2)	09/01/16	7.250	616,500
Brokerage (0.3%)
775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(BB-, Ba2)	06/15/11	8.000	812,781

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Building & Construction (2.4%)
$1,050	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	$1,013,250
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba1)	01/15/16	6.250	587,500
775	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	807,630
900	Standard Pacific Corp., Global Senior Notes§	(BB, Ba2)	08/15/15	7.000	868,500
1,200	Technical Olympic USA, Inc., Global Senior Subordinated Notes§	(CCC+, B3)	01/15/15	7.500	963,000
700	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B-, Caa1)	03/15/15	6.625	640,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38)#§	(B, B3)	04/01/13	10.750	990,000
					5,870,380
Building Materials (4.8%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63)+	(CCC, Caa2)	03/01/14	0.000	737,500
1,300	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	1,235,000
1,425	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	1,467,750
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC, Caa3)	06/15/09	13.000	516,250
750	Dayton Superior Corp., Global Secured Notes (Callable 06/15/07 @ $102.81)	(CCC+, Caa1)	09/15/08	10.750	781,875
1,375	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B-, B3)	12/15/12	7.875	1,388,750
1,100	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)§	(CCC+, B3)	02/01/14	9.500	1,177,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	337,187
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B-, B3)	09/01/12	0.000	663,750
1,100	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	1,097,250
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+§	(CCC+, Caa1)	03/01/14	0.000	740,000
1,550	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	1,402,750
					11,545,062
Chemicals (5.4%)
650	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	721,500
750	CPG International I, Inc., Global Senior Notes (Callable 07/01/09 @ $105.25)	(B-, B3)	07/01/13	10.500	785,625
876	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B, B3)	10/01/14	0.000	766,500
736	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)#	(B, B2)	07/15/12	11.500	839,040
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	981,000
375	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	391,875
1,800	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	1,917,000
1,375	Millennium America, Inc., Global Company Guaranteed Notes	(B+, B1)	06/15/08	9.250	1,436,875
2,025	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	1,690,875
925	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B2)	05/15/10	10.625	987,437
550	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	548,625
832	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B, B1)	06/01/10	11.500	898,560
1,150	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50)‡	(BB-, B1)	02/01/17	7.000	1,138,500
					13,103,412

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
Computer Hardware (0.5%)
$1,325	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	$1,291,875
Consumer Products (3.9%)
1,850	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+, B3)	10/01/12	0.000	1,646,500
1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)§	(CCC+, B3)	01/15/13	8.500	1,007,500
1,575	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	1,551,375
1,325	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	1,262,062
1,025	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	1,090,344
825	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	860,062
1,265	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	1,296,625
750	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)§	(CCC-, Caa2)	04/01/11	9.500	717,188
					9,431,656
Diversified Capital Goods (2.5%)
1,000	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B, Caa1)	10/15/11	10.250	1,076,250
925	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00)‡#	(B, B2)	12/15/13	9.235	950,438
625	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	646,875
275	RBS Global & Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	286,000
750	RBS Global & Rexnord Corp., Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ $105.88)‡§	(CCC+, Caa1)	08/01/16	11.750	796,875
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	954,750
1,350	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	1,360,125
					6,071,313
Electric - Generation (3.5%)
1,000	AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	1,075,000
375	Baldor Electric Co., Senior Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	389,063
1,800	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#	(D, NR)	04/01/10	11.099	1,845,000
1,375	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	1,460,937
650	Edison Mission Energy, Senior Notes§	(BB-, B1)	06/15/09	7.730	672,750
675	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B+, Ba2)	05/01/34	8.750	732,375
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	482,371
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B-, B1)	01/15/17	7.375	25,063
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	677,531
1,025	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	1,104,437
					8,464,527
Electric - Integrated (0.6%)
800	CMS Energy Corp., Global Senior Notes	(B+, Ba3)	08/01/10	7.750	841,000
500	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, B1)	03/15/14	8.625	541,629
					1,382,629
Electronics (3.2%)
1,400	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+, Caa1)	05/15/13	7.750	1,324,750
191	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	191,157

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$2,150	Freescale Semiconductor, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.06)‡	(B, B2)	12/15/16	10.125	$2,150,000
1,000	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B-, B2)	02/15/12	10.250	1,055,000
650	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B, B2)	03/01/16	8.125	622,375
1,225	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡	(B, Caa1)	01/15/16	11.250	1,295,437
1,000	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+, Caa1)	01/15/11	10.500	1,017,500
					7,656,219
Energy - Exploration & Production (2.8%)
600	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	601,500
1,933	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	1,923,335
275	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	262,625
200	Forest Oil Corp., Global Company Guranteed Notes (Callable 05/01/07 @ $103.88)	(B+, B1)	05/01/14	7.750	203,000
975	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	1,038,375
423	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(BB-, B1)	03/15/12	9.600	444,679
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	1,326,000
375	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B1)	03/15/15	6.375	365,625
600	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	598,500
					6,763,639
Environmental (1.6%)
2,325	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B3)	04/15/14	7.375	2,330,813
1,375	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	1,436,875
					3,767,688

Food & Drug Retailers (1.7%)
1,800	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)	(CC, Caa3)	08/01/11	9.750	1,692,000
250	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	262,188
1,000	Rite Aid Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $103.75)§	(B+, B2)	01/15/15	7.500	1,001,250
1,175	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B1)	06/15/12	8.125	1,198,500
					4,153,938
Food - Wholesale (1.6%)
825	Dole Food Co., Debentures#§	(Caa1, B3)	07/15/13	8.750	816,750
950	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	1,007,000
1,000	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	1,027,500
850	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ $103.13)	(CCC+, Caa1)	01/01/10	12.500	890,375
					3,741,625
Forestry & Paper (4.3%)
800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	784,000
1,150	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	1,152,875
750	Georgia-Pacific Corp., Global Senior Notes§	(B, B2)	01/15/24	8.000	757,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡§	(B, Ba3)	01/15/17	7.125	$300,000
1,225	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	1,304,625
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, Caa1)	03/15/14	9.750	646,094
750	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	821,250
1,025	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	1,122,375
2,100	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	2,121,000
175	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	184,625
1,125	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(B-, B3)	08/01/16	11.375	1,198,125
					10,392,469
Gaming (6.5%)
800	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/07 @ $103.00)	(B+, Ba3)	08/15/11	9.000	836,000
875	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	893,594
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	1,548,062
725	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B2)	06/01/13	8.875	789,344
800	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	820,000
750	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	821,250
1,425	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ 104.88)	(B-, B3)	06/15/14	9.750	1,482,000
775	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	813,750
800	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	764,000
450	MGM Mirage, Inc., Company Guaranteed Notes§	(B+, B1)	02/01/11	8.375	475,312
1,425	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	1,441,031
400	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(CCC, Caa1)	03/15/09	11.500	415,000
1,000	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B-, Caa1)	06/01/15	8.500	995,000
800	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, Ba3)	09/15/14	9.125	827,000
303	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	322,695
1,625	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	1,622,969
775	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)§	(BB-, B1)	12/01/14	6.625	771,125
					15,638,132
Gas Distribution (2.4%)
750	El Paso Corp., Senior Notes§	(B, B2)	05/15/11	7.000	772,500
1,000	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B+, Ba1)	08/01/10	7.625	1,045,000
1,625	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	1,698,125
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	855,937
575	Williams Companies, Inc., Global Senior Unsecured Notes	(BB-, Ba2)	03/15/12	8.125	621,719
650	Williams Partners LP, Rule 144A, Bonds‡	(BB-, Ba3)	02/01/17	7.250	671,125
					5,664,406
Health Services (8.7%)
775	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(CCC+, Caa1)	01/01/15	0.000	621,938
850	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00)‡#	(CCC+, Caa1)	12/01/11	9.860	839,375
1,050	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	895,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$4,550	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	$3,856,125
1,850	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	1,970,250
1,150	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	10/01/12	6.300	1,058,000
1,275	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	1,407,281
1,025	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	1,051,906
800	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	872,000
750	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	723,750
2,550	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	2,597,812
500	Tenet Healthcare Corp., Global Senior Notes#	(CCC+, Caa1)	02/01/15	9.250	501,250
640	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B1)	05/15/12	7.000	659,200
875	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	899,063
1,275	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	1,361,062
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	1,646,000
					20,960,137
Hotels (0.7%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B-, B3)	04/01/08	10.500	501,250
350	Host Hotels & Resorts LP, Rule 144A, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)‡	(BB, Ba1)	11/01/14	6.875	353,063
950	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	947,625
					1,801,938
Household & Leisure Products (1.3%)
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/07 @ $103.00)#	(CCC+, Caa1)	01/15/12	9.360	512,500
1,400	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC-, Caa3)	07/15/12	10.000	1,333,500
525	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B, B2)	06/15/14	8.250	553,875
825	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, B3)	01/15/14	7.875	849,750
					3,249,625
Leisure (1.0%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)	(CCC-, Caa1)	07/15/11	10.500	246,250
950	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)§	(CCC, Caa1)	02/01/10	8.875	950,000
175	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC, Caa1)	04/15/13	9.750	169,969
1,050	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	1,008,000
					2,374,219
Machinery (0.4%)
825	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	878,625
Media - Broadcast (3.4%)
1,000	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	1,022,500
600	CMP Susquehanna Corp., Rule 144A, Senior Subordinated Notes (Callable 05/15/10 @ 104.94)‡	(CCC, B3)	05/15/14	9.875	618,000
450	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	482,625
550	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/07 @ $103.08)	(B-, B1)	12/15/11	9.250	576,812
1,275	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	1,332,375
1,075	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)§	(CCC+, B3)	01/15/14	7.000	1,032,000
1,000	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC, Caa1)	08/01/13	9.625	1,000,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$600	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)#	(CCC, Caa1)	05/01/13	9.871	$589,500
1,650	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	1,509,750
					8,163,562
Media - Cable (8.1%)
1,575	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,626,187
2,125	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)#	(CCC-, Caa3)	05/15/14	11.750	2,034,687
2,650	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa2)	10/01/15	11.000	2,749,375
2,525	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC-, Caa1)	11/15/13	8.750	2,613,375
1,200	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)#§	(CCC-, Caa3)	04/01/11	9.920	1,146,000
1,850	CSC Holdings, Inc., Rule 144A, Senior Notes‡#	(B+, B2)	04/15/12	7.250	1,840,750
1,625	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	1,681,875
325	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	341,656
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,129,875
825	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)§	(B+, B1)	02/15/14	7.250	827,063
750	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)	(CCC+, B3)	02/15/11	12.250	784,688
104	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B, B3)	10/01/09	9.750	106,080
1,825	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B, B3)	10/15/15	8.500	1,856,937
825	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)	(B, B3)	02/15/11	7.875	832,219
					19,570,767
Media - Services (0.3%)
750	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	607,500
Metal & Mining - Excluding Steel (2.1%)
225	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	234,563
1,000	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B-, Caa1)	12/15/16	10.000	1,040,000
1,600	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)#	(B-, B3)	06/01/12	10.000	1,740,000
1,150	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	1,207,500
725	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	775,430
					4,997,493
Non-Food & Drug Retailers (5.4%)
1,507	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+, B3)	02/15/12	10.875	1,514,308
1,125	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B, B3)	06/15/12	9.000	1,182,656
1,200	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	1,221,000
1,250	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, B3)	06/01/12	8.375	1,193,750
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, B1)	10/01/12	8.000	903,125
275	General Nutrition Center, Global Company Guaranteed Notes (Callable 01/15/08 @ $104.31)	(B-, B1)	01/15/11	8.625	291,500
925	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, B3)	12/01/10	8.500	964,313
505	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡	(CCC, B2)	11/01/14	10.000	541,613
1,120	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡§	(CCC, Caa1)	11/01/16	11.375	1,215,200

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC, B3)	03/15/12	8.625	$496,250
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	1,779,162
1,000	PCA LLC, Global Senior Notesø	(NR, NR)	08/01/09	11.875	185,000
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	630,000
863	Susser Holdings LLC, Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B, B2)	12/15/13	10.625	944,985
					13,062,862
Office Equipment (0.3%)
775	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+, Baa3)	06/15/13	7.625	809,875
Oil Refining & Marketing (0.5%)
450	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B2)	05/15/14	8.000	485,438
743	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B2)	05/15/12	11.000	795,010
					1,280,448
Packaging (4.0%)
1,355	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+, B2)	09/15/14	8.875	1,405,813
1,625	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	1,551,875
1,225	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	1,133,125
650	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	676,000
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	51,000
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	1,267,875
154	Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/07 @ $102.22)	(BB-, Ba2)	02/15/09	8.875	158,235
850	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡§	(B, B3)	05/15/13	8.250	890,375
800	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	800,000
1	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)§	(B-, NR)	06/15/09	11.625	646
1,825	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC-, Caa2)	02/15/14	8.500	1,606,000
					9,540,944
Printing & Publishing (4.0%)
1,225	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	1,179,062
1,350	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	1,410,750
700	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	638,750
1,150	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC-, Caa2)	08/15/11	11.750	1,194,562
3,000	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	2,887,500
250	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	263,125
1,150	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)	(CCC, Caa1)	06/15/09	10.875	1,173,000
925	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19)‡§	(CCC+, Caa1)	12/01/14	8.375	950,438
					9,697,187
Restaurants (2.0%)
1,325	Buffets, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/10 @ $106.25)‡	(CCC, Caa1)	11/01/14	12.500	1,374,688

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$1,350	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, B3)	10/01/12	10.000	$1,442,812
1,000	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)§	(CCC+, Caa1)	06/15/12	8.375	970,000
1,025	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/07 @ $100.00)	(CCC, Caa1)	09/15/09	11.000	1,048,913
					4,836,413
Software/Services (1.3%)
2,800	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	3,024,000
Steel Producers/Products (1.8%)
1,325	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)§	(B+, B2)	06/15/12	7.750	1,348,187
1,225	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)	(B-, B3)	02/01/11	9.875	1,258,688
350	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	357,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B-, B3)	02/15/14	11.250	1,357,875
750	WCI Steel Escrowø	(NR, NR)	12/01/04	10.000	21,450
					4,343,200
Support-Services (7.1%)
1,250	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	1,287,500
450	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	462,938
300	Aramark Corp. Class B, Senior Notes (Callable 02/01/09 @ $102.00)#	(B-, B3)	02/01/15	8.860	307,500
400	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	430,000
914	DI Finance/Dyncorp International, Global Senior Subordinated Notes (Callable 02/15/09 @ $104.75)	(B, B3)	02/15/13	9.500	964,270
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	158,250
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	1,161,000
500	Hertz Corp. Class A, Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	533,750
600	Hertz Corp. Class A, Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	678,000
1,000	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, B3)	02/15/13	9.250	1,025,000
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/07 @ $102.88)	(B, B3)	04/01/13	8.625	774,375
175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	168,875
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	1,515,000
750	Language Line, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ 105.56)§	(CCC+, B3)	06/15/12	11.125	793,125
1,050	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	1,110,375
1,125	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	1,181,250
1,825	TDS Investor Corp., Rule 144A, Senior Subordinated Notes (09/01/11 @ 105.94)‡§	(B-, Caa1)	09/01/16	11.875	1,975,562
1,675	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	1,654,062
900	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	940,500
					17,121,332
Telecom - Fixed Line (1.7%)
2,025	Level 3 Communications, Inc., Convertible Notes§	(CCC-, Caa3)	03/15/10	6.000	1,913,625
800	Level 3 Communications, Inc., Global Senior Notes (Callable 03/01/09 @ $100.00)	(CCC-, Caa2)	03/01/10	11.500	866,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$400	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC-, B2)	11/01/14	9.250	$411,000
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	834,094
					4,024,719
Telecom - Integrated/Services (3.3%)
1,525	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	1,570,750
700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	764,750
850	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	903,125
125	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	125,937
1,250	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B, B2)	08/15/14	9.000	1,353,125
375	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)§	(B+, Ba3)	02/15/11	7.250	386,719
1,900	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, Ba3)	02/15/14	7.500	1,971,250
350	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	378,437
375	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)§	(BB-, Ba3)	08/01/16	8.625	411,094
					7,865,187
Telecom - Wireless (4.4%)
300	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	325,125
1,000	Centennial Communications Corp. Global Senior Notes (Callable 01/01/09 @ $107.50)	(CCC, Caa1)	01/01/13	10.000	1,077,500
1,275	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡	(CCC, Caa2)	11/01/14	9.375	1,345,125
1,925	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)	(CCC, Caa2)	10/01/13	8.875	1,997,187
750	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	836,250
800	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B-, B3)	05/01/12	11.500	888,000
1,175	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	1,227,875
225	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)	(CCC, B3)	02/01/10	9.875	239,625
1,125	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/07 @ $103.25)	(CCC, Caa2)	01/15/10	9.750	1,161,563
1,375	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC-, Caa2)	06/01/13	8.500	1,409,375
					10,507,625
Textiles & Apparel (1.0%)
1,025	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B-, B3)	01/15/15	9.750	1,112,125
475	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	527,844
950	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC, Caa1)	12/01/12	10.000	843,125
					2,483,094
Theaters & Entertainment (1.2%)
1,800	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	1,815,750
1,200	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	1,065,000
					2,880,750
Transportation - Excluding Air/Rail (0.2%)
651	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa1)	04/01/13	0.000	607,058
TOTAL U.S. CORPORATE BONDS (Cost $296,020,060)					306,258,974

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS (13.1%)
Building Materials (0.3%)
$1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC, Caa3)	06/15/12	9.750	$735,000
Chemicals (1.6%)
1,200	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B-, B2)	08/15/15	8.375	1,245,000
1,575	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	1,515,937
825	Rhodia SA, Global Senior Notes (France)	(B-, B2)	06/01/10	10.250	944,625
150	Rhodia SA, Global Senior Subordinated Notes (Callable 06/01/07 @ 104.44) (France)§	(B-, B3)	06/01/11	8.875	158,250
					3,863,812
Electronics (1.5%)
450	Avago Technologies Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B, B2)	12/01/13	10.125	479,250
600	Avago Technologies Finance, Rule 144A, Senior Subordinated Notes (Callable 12/01/10 @ $105.94) (Singapore)‡	(CCC+, Caa1)	12/01/15	11.875	660,000
950	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B, B2)	07/01/11	7.875	933,375
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(CCC, B3)	02/01/11	9.250	927,500
625	NXP BV/NXP Funding LLC, Rule 144A, Senior Notes (Callable 10/15/11 @ $104.75) (Netherlands)‡	(B+, B2)	10/15/15	9.500	649,219
					3,649,344
Food & Drug Retailers (0.4%)
925	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	966,625

Forestry & Paper (1.9%)
600	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+, B2)	06/15/11	7.750	586,500
1,050	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)§	(B+, B2)	04/01/15	8.375	1,026,375
850	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B2)	11/15/11	7.950	856,375
750	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B-, B3)	10/01/12	9.625	800,625
1,000	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B-, Caa1)	04/01/15	7.750	1,012,500
380	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada)	(CCC-, Ca)	06/30/09	8.625	319,200
					4,601,575
Leisure (0.5%)
1,175	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	1,201,438
Media - Cable (1.3%)
1,050	Kabel Deutschland GmbH, Global Company Guaranteed Notes (07/01/09 @ $105.31) (Germany)§	(B-, B2)	07/01/14	10.625	1,177,312
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)§	(B-, B2)	08/15/16	9.125	159,375
883	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium)‡+	(CCC+, Caa1)	06/15/14	0.000	803,530
675	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa1)	02/15/15	10.125	918,793
					3,059,010
Metal & Mining - Excluding Steel (0.0%)
1,021	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	10.750	0
Pharmaceuticals (0.5%)
500	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)	(BB-, B1)	04/01/10	7.875	513,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
$775	Elan Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/10 @ $104.44) (Ireland)‡	(B, B3)	12/01/13	8.875	$771,125
					1,284,250
Printing & Publishing (0.4%)
800	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	839,000
Support-Services (0.7%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	1,045,000
525	Carlson Wagonlit BV, Rule 144A Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)‡#	(B-, B2)	05/01/15	9.306	720,586
					1,765,586
Telecom - Integrated/Services (2.8%)
1,300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,413,750
550	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.115	565,125
1,525	Intelsat, Ltd. Global Notes (Bermuda)	(B, Caa1)	04/15/12	7.625	1,477,344
2,200	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	2,497,000
75	Intelsat, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/08 @ $102.00) (Bermuda)‡#	(B, Caa1)	01/15/15	8.872	76,687
650	Nordic Telephone Company Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark)‡§	(B, B2)	05/01/16	8.875	702,000
					6,731,906
Telecom - Wireless (0.2%)
500	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB+, Ba1)	03/15/15	7.500	540,000
Telecommunication Equipment (0.2%)
425	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	453,688
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	102,332

Transportation - Excluding Air/Rail (0.7%)
1,725	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	1,746,562
TOTAL FOREIGN CORPORATE BONDS (Cost $30,902,284)					31,540,128

Number of Shares
COMMON STOCKS (1.3%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust^	0
Chemicals (0.0%)
4,893	Huntsman Corp.*	102,313
Electric - Integrated (0.4%)
28,600	Mirant Corp.*	977,548
Food - Wholesale (0.4%)
845	Crunch Equity Holding LLC Class A*	844,968
Steel Producers/Products (0.1%)
8,208	WCI Steel Acquisition, Inc.*	213,408
Telecom - Wireless (0.4%)
99,764	Dobson Communications Corp. Class A*	966,713
TOTAL COMMON STOCKS (Cost $2,955,282)		3,104,950

Number of Shares		Value

WARRANTS (0.0%)
Media - Diversified (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10*^	$2,043
Telecom - Fixed Line (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*^‡	0
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08*	1,256
		1,256
TOTAL WARRANTS (Cost $3,772,613)		3,299

SHORT-TERM INVESTMENTS (12.5%)
15,000,000	American Beacon Money Market Fund §§	15,000,000
15,000,000	Reserve Funds Primary Fund Class 8 §§	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		30,000,000

Par (000)

REPURCHASE AGREEMENTS (14.4%)
$5,803	Bear Stearns & Co., 3.9843%, Dated 01/31/07, due 02/01/07, proceeds at maturity $5,803,377, (fully collateralized by U.S. Treasury Strips, due 05/15/18, Market Value of collateral is $5,974,370) §§	5,802,734
6,251	Bear Stearns & Co., 5.2200%, Dated 01/31/07, due 02/01/07, proceeds at maturity $6,251,885, (fully collateralized by U.S. Treasury Strips, due 05/15/18, Market Value of collateral is $5,426,211 and by U.S. Treasury Strips, due 08/15/23, Market Value of collateral is $1,007,442) §§	6,250,978
22,751	Bear Stearns & Co., 5.3125%, Dated 01/31/07, due 02/01/07, proceeds at maturity $22,754,398, (fully collateralized by U.S. Treasury Strips, due 08/15/23, Market Value of collateral is $10,503,069 and by U.S. Treasury Strips, due 08/15/21, Market Value of collateral is $12,909,761) §§	22,751,041

TOTAL REPURCHASE AGREEMENTS (Cost $34,804,753)		34,804,753

TOTAL INVESTMENTS AT VALUE (168.5%) (Cost $398,454,989)		405,712,104

LIABILITIES IN EXCESS OF OTHER ASSETS (-68.5%)		(164,983,891)

NET ASSETS (100.0%)		$240,728,213

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency To Be	Contract	Contract	Unrealized
Currency Contract	Date	Purchased/(Sold)	Amount	Value	Gain (Loss)
European Economic Unit	3/28/07	€812,000	$1,055,438	$1,058,165	$2,728
European Economic Unit	3/28/07	€(2,160,000)	(2,858,566)	(2,814,824)	43,741
British Pound	3/28/07	£(532,000)	(1,044,226)	(1,043,086)	1,140
			$(2,847,354)	$(2,799,745)	$47,609

INVESTMENT ABBREVIATIONS

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $67,069,127 or 27.9% of net assets.

+	Step Bond — The interest rate stated is as of January 31, 2007 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2007.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in

60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At January 31, 2007, the Fund held 0.08% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,867,838 and fair value of $193,200. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $398,454,989, $14,553,355, $(7,296,240) and $7,257,115, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                             Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                             Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007